Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:    http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
Total			$33,579,590,150
OSFI Covered Bond Limit			$43,482,086,720
Weighted average maturity of Outstanding Covered Bonds (months)				42.27
Weighted average remaining term of Loans in Cover Pool (months)				28.95
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA

(1) Series CB27 EUR 298,500,000 1.616 per cent. Covered Bonds due 15 December 2034 (C$ Equivalent of $422,914,800.00) closed December 15, 2015 (after the Calculation Date) and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$33,579,590,150

A = lower of (i) LTV Adjusted True Balance, and	$49,712,933,991	A (i)	$53,454,720,711
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$49,712,933,991
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$654,160,225
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$49,058,773,766

Valuation Calculation

Trading Value of Covered Bonds	$37,543,790,826

A = LTV Adjusted Present Value	$53,646,984,799	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.60%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$53,646,984,799

Intercompany Loan Balance

Guarantee Loan	$36,386,563,202
Demand Loan	$17,032,273,299
Total	$53,418,836,501

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
November 30, 2015	$139,489	0.00%

Cover Pool Flow of Funds

	30-Nov-2015		30-Oct-2015
Cash Inflows
Principal Receipts	$1,013,434,236		$1,110,139,910
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$125,357,240		$134,704,092
Swap receipts	$92,740,037	(1)	$96,723,746	(2)
Cash Outflows
Swap payment	($125,357,240)	(1)	($134,704,092)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($92,554,557)	(1)	($96,530,298)	(2)
Intercompany Loan principal	($1,013,434,236)	(1)	($1,110,139,910)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$185,480		$193,447

(1) Cash settlement to occur on December 17, 2015
(2) Cash settlement occurred on November 17, 2015

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Summary Statistics

Previous Month Ending Balance	$54,469,081,928
Current Month Ending Balance	$53,455,508,203
Number of Mortgages in Pool	341,473
Average Mortgage Size	$156,544
Number of Properties	278,490
Number of Borrowers	268,699
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	71.41%		59.97%
Weighted Average LTV - Drawn	62.78%		52.94%
Weighted Average LTV - Original Authorized	73.67%
Weighted Average Mortgage Rate	2.76%
Weighted Average Seasoning (Months)	25.79
Weighted Average Original Term (Months)	54.74
Weighted Average Remaining Term (Months)	28.95

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	340,902	99.83	$53,366,661,996	99.83
30 to 59 days past due	247	0.07	$37,183,958	0.07
60 to 89 days past due	99	0.03	$15,381,341	0.03
90 or more days past due	225	0.07	$36,280,908	0.07
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	43,340	12.69	$7,842,383,686	14.67
British Columbia	66,385	19.44	$13,234,990,037	24.76
Manitoba	14,370	4.21	$1,688,833,551	3.16
New Brunswick	6,163	1.80	$524,301,636	0.98
Newfoundland and Labrador	4,160	1.22	$490,838,010	0.92
Northwest Territories	53	0.02	$7,049,151	0.01
Nova Scotia	10,396	3.04	$1,045,969,543	1.96
Nunavut	2	0.00	$74,423	0.00
Ontario	135,263	39.61	$21,667,307,725	40.53
Prince Edward Island	1,272	0.37	$112,599,745	0.21
Quebec	47,352	13.87	$5,106,714,991	9.55
Saskatchewan	12,499	3.66	$1,696,295,367	3.17
Yukon	218	0.06	$38,150,337	0.07
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	458	0.13	$59,549,548	0.11
499 and below	631	0.18	$93,051,332	0.17
500 - 539	601	0.18	$93,650,360	0.18
540 - 559	574	0.17	$91,033,924	0.17
560 - 579	879	0.26	$138,069,029	0.26
580 - 599	1,391	0.41	$220,527,793	0.41
600 - 619	2,362	0.69	$383,293,794	0.72
620 - 639	4,172	1.22	$712,499,325	1.33
640 - 659	7,079	2.07	$1,174,017,180	2.20
660 - 679	10,826	3.17	$1,809,499,641	3.39
680 - 699	15,281	4.48	$2,559,271,794	4.79
700 - 719	19,376	5.67	$3,211,757,604	6.01
720 - 739	22,208	6.50	$3,636,315,678	6.80
740 - 759	23,518	6.89	$3,838,602,020	7.18
760 - 779	25,586	7.49	$4,281,654,526	8.01
780 - 799	28,703	8.41	$4,744,218,899	8.88
800 and above	177,828	52.08	$26,408,495,757	49.40
Total	341,473	100.00	$53,455,508,203	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	237,344	69.51	$35,749,695,271	66.88
Variable	104,129	30.49	$17,705,812,931	33.12
Total	341,473	100.00	$53,455,508,203	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	64,367	18.85	$12,104,489,317	22.64
Homeline Mortgage Segment	277,106	81.15	$41,351,018,886	77.36
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	29,925	8.76	$4,852,190,762	9.08
Owner Occupied	311,548	91.24	$48,603,317,441	90.92
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage

1.9999% and below	16,099	4.71	$3,210,352,216	6.01
2.0000% - 2.4999%	84,216	24.66	$14,429,130,678	26.99
2.5000% - 2.9999%	141,095	41.32	$22,983,187,901	42.99
3.0000% - 3.4999%	61,514	18.01	$8,332,824,360	15.59
3.5000% - 3.9999%	32,933	9.64	$3,941,620,856	7.37
4.0000% - 4.4999%	3,298	0.97	$324,993,352	0.61
4.5000% - 4.9999%	353	0.10	$36,266,683	0.07
5.0000% - 5.4999%	535	0.16	$50,029,294	0.09
5.5000% - 5.9999%	371	0.11	$31,287,868	0.06
6.0000% - 6.4999%	1,040	0.30	$114,457,707	0.21
6.5000% - 6.9999%	19	0.01	$1,357,287	0.00
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	77,221	22.61	$11,212,241,829	20.97
12.00 - 23.99	72,997	21.38	$10,407,675,494	19.47
24.00 - 35.99	73,614	21.56	$11,918,011,912	22.30
36.00 - 47.99	62,731	18.37	$10,747,686,421	20.11
48.00 - 59.99	51,283	15.02	$8,590,659,375	16.07
60.00 - 71.99	2,259	0.66	$358,953,560	0.67
72.00 - 83.99	397	0.12	$60,721,802	0.11
84.00 and above	971	0.28	$159,557,809	0.30
Total	341,473	100.00	$53,455,508,203	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	143,720	42.09	$7,519,357,290	14.07
100,000 - 149,999	60,089	17.60	$7,459,386,094	13.95
150,000 - 199,999	45,478	13.32	$7,906,915,104	14.79
200,000 - 249,999	31,698	9.28	$7,090,812,874	13.26
250,000 - 299,999	21,311	6.24	$5,824,858,168	10.90
300,000 - 349,999	13,251	3.88	$4,284,533,292	8.02
350,000 - 399,999	8,351	2.45	$3,117,485,785	5.83
400,000 - 449,999	5,317	1.56	$2,251,925,935	4.21
450,000 - 499,999	3,611	1.06	$1,708,244,551	3.20
500,000 - 549,999	2,240	0.66	$1,171,631,521	2.19
550,000 - 599,999	1,525	0.45	$874,200,053	1.64
600,000 - 649,999	1,026	0.30	$639,911,537	1.20
650,000 - 699,999	764	0.22	$514,671,867	0.96
700,000 - 749,999	535	0.16	$387,505,156	0.72
750,000 - 799,999	420	0.12	$325,404,907	0.61
800,000 - 849,999	345	0.10	$284,148,756	0.53
850,000 - 899,999	293	0.09	$256,157,282	0.48
900,000 - 949,999	283	0.08	$261,339,285	0.49
950,000 - 999,999	217	0.06	$211,107,070	0.39
1,000,000 and above	999	0.29	$1,365,911,678	2.56
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	32,165	9.42	$4,907,034,635	9.18
Detached	272,600	79.83	$42,706,471,189	79.89
Duplex	5,255	1.54	$783,218,810	1.47
Fourplex	1,241	0.36	$226,522,103	0.42
Other	1,078	0.32	$166,629,489	0.31
Row (Townhouse)	15,503	4.54	$2,496,666,255	4.67
Semi-detached	12,418	3.64	$1,977,758,494	3.70
Triplex	1,213	0.36	$191,207,225	0.36
Total	341,473	100.00	$53,455,508,203	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,654	4.90	$734,035,054	1.37
20.01 - 25.00	4,765	1.71	$493,301,863	0.92
25.01 - 30.00	5,860	2.10	$702,781,621	1.31
30.01 - 35.00	7,157	2.57	$990,444,131	1.85
35.01 - 40.00	9,920	3.56	$1,518,394,245	2.84
40.01 - 45.00	15,888	5.71	$2,599,895,392	4.86
45.01 - 50.00	21,698	7.79	$3,867,731,428	7.24
50.01 - 55.00	25,199	9.05	$5,221,886,852	9.77
55.01 - 60.00	35,975	12.92	$7,189,724,584	13.45
60.01 - 65.00	36,549	13.12	$7,612,529,062	14.24
65.01 - 70.00	41,755	14.99	$9,453,169,607	17.68
70.01 - 75.00	33,328	11.97	$7,352,163,847	13.75
75.01 - 80.00	22,777	8.18	$4,915,054,796	9.19
> 80.00	3,965	1.42	$804,395,720	1.50
Total	278,490	100.00	$53,455,508,203	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	32,139	11.54	$2,069,870,025	3.87
20.01 - 25.00	12,942	4.65	$1,467,522,994	2.75
25.01 - 30.00	14,646	5.26	$1,978,279,837	3.70
30.01 - 35.00	16,009	5.75	$2,476,348,457	4.63
35.01 - 40.00	18,156	6.52	$3,193,996,020	5.98
40.01 - 45.00	20,637	7.41	$4,020,740,134	7.52
45.01 - 50.00	23,578	8.47	$5,047,286,143	9.44
50.01 - 55.00	25,950	9.32	$5,937,974,884	11.11
55.01 - 60.00	28,250	10.14	$6,538,375,767	12.23
60.01 - 65.00	27,945	10.03	$6,760,994,092	12.65
65.01 - 70.00	27,124	9.74	$6,564,698,109	12.28
70.01 - 75.00	20,560	7.38	$4,921,673,915	9.21
75.01 - 80.00	9,878	3.55	$2,336,819,314	4.37
> 80.00	676	0.24	$140,928,510	0.26
Total	278,490	100.00	$53,455,508,203	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$212,925,345	$302,209	$118,166	$0	$213,345,720
	20.01 - 25.00	$164,829,209	$0	$0	$0	$164,829,209
	25.01 - 30.00	$221,143,991	$0	$34,403	$0	$221,178,394
	30.01 - 35.00	$269,149,148	$107,838	$0	$450,443	$269,707,429
	35.01 - 40.00	$333,508,095	$467,919	$174,336	$92,137	$334,242,487
	40.01 - 45.00	$440,367,569	$479,257	$102,258	$447,069	$441,396,153
	45.01 - 50.00	$546,650,228	$1,065,916	$303,682	$475,842	$548,495,669
	50.01 - 55.00	$738,123,314	$569,920	$257,017	$2,463,404	$741,413,655
	55.01 - 60.00	$978,157,888	$2,097,628	$168,597	$17,062	$980,441,175
	60.01 - 65.00	$1,185,737,991	$1,312,295	$206,379	$1,446,281	$1,188,702,946
	65.01 - 70.00	$1,210,152,063	$695,488	$435,274	$2,758,746	$1,214,041,571
	70.01 - 75.00	$930,783,527	$274,617	$0	$383,959	$931,442,103
	75.01 - 80.00	$567,545,543	$238,309	$0	$95,011	$567,878,864
	> 80.00	$25,268,312	$0	$0	$0	$25,268,312
Total Alberta		$7,824,342,223	$7,611,396	$1,800,113	$8,629,954	$7,842,383,686

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$647,973,218	$149,165	$0	$13,300	$648,135,684
	20.01 - 25.00	$440,651,832	$0	$0	$0	$440,651,832
	25.01 - 30.00	$598,454,070	$181,248	$268,662	$315,257	$599,219,236
	30.01 - 35.00	$747,142,323	$305,769	$343,632	$921,397	$748,713,121
	35.01 - 40.00	$975,141,400	$1,426,761	$156,496	$712,070	$977,436,727
	40.01 - 45.00	$1,198,904,931	$344,146	$484,908	$2,253,684	$1,201,987,669
	45.01 - 50.00	$1,502,502,811	$1,297,233	$580,478	$3,636,936	$1,508,017,459
	50.01 - 55.00	$1,704,447,464	$2,205,273	$51,611	$338,448	$1,707,042,796
	55.01 - 60.00	$1,793,786,897	$2,087,764	$1,433,083	$3,038,635	$1,800,346,380
	60.01 - 65.00	$1,590,523,275	$1,226,322	$2,176,607	$1,354,716	$1,595,280,919
	65.01 - 70.00	$1,243,545,256	$506,273	$96,478	$496,976	$1,244,644,982
	70.01 - 75.00	$655,039,209	$145,972	$0	$233,543	$655,418,724
	75.01 - 80.00	$107,552,805	$0	$0	$284,162	$107,836,967
	> 80.00	$257,542	$0	$0	$0	$257,542
Total British Columbia		$13,205,923,033	$9,875,927	$5,591,954	$13,599,124	$13,234,990,037

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$38,727,433	$77,868	$0	$46,942	$38,852,244
	20.01 - 25.00	$30,043,794	$0	$0	$0	$30,043,794
	25.01 - 30.00	$39,513,764	$0	$96,747	$0	$39,610,511
	30.01 - 35.00	$50,705,086	$0	$134,105	$0	$50,839,192
	35.01 - 40.00	$59,926,211	$54,852	$0	$53,477	$60,034,540
	40.01 - 45.00	$83,870,299	$168,211	$13,349	$0	$84,051,859
	45.01 - 50.00	$106,433,713	$0	$105,647	$147,134	$106,686,494
	50.01 - 55.00	$142,229,159	$79,767	$0	$0	$142,308,926
	55.01 - 60.00	$175,930,410	$345,726	$0	$451,512	$176,727,649
	60.01 - 65.00	$219,129,385	$167,283	$171,876	$285,334	$219,753,878
	65.01 - 70.00	$248,471,229	$219,363	$0	$401,662	$249,092,254
	70.01 - 75.00	$270,698,561	$162,342	$0	$431,810	$271,292,713
	75.01 - 80.00	$217,191,227	$130,954	$102,607	$109,004	$217,533,793
	> 80.00	$1,623,771	$381,934	$0	$0	$2,005,705
Total Manitoba		$1,684,494,042	$1,788,302	$624,332	$1,926,875	$1,688,833,551

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$14,745,783	$7,947	$0	$0	$14,753,729
	20.01 - 25.00	$9,756,189	$0	$0	$0	$9,756,189
	25.01 - 30.00	$11,836,131	$0	$0	$0	$11,836,131
	30.01 - 35.00	$17,068,293	$0	$40,726	$31,391	$17,140,409
	35.01 - 40.00	$23,804,578	$263,996	$63,142	$28,675	$24,160,392
	40.01 - 45.00	$31,986,670	$0	$0	$0	$31,986,670
	45.01 - 50.00	$38,757,444	$0	$0	$0	$38,757,444
	50.01 - 55.00	$56,482,112	$97,811	$0	$43,602	$56,623,524
	55.01 - 60.00	$69,043,782	$831,203	$0	$156,606	$70,031,591
	60.01 - 65.00	$83,051,508	$0	$0	$696,774	$83,748,283
	65.01 - 70.00	$84,986,739	$390,442	$28,414	$269,849	$85,675,444
	70.01 - 75.00	$73,589,928	$0	$0	$0	$73,589,928
	75.01 - 80.00	$6,170,666	$0	$0	$0	$6,170,666
	> 80.00	$71,236	$0	$0	$0	$71,236
Total New Brunswick		$521,351,058	$1,591,399	$132,282	$1,226,897	$524,301,636

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$14,497,341	$0	$0	$0	$14,497,341
Labrador	20.01 - 25.00	$7,506,409	$0	$185,900	$0	$7,692,309
	25.01 - 30.00	$11,327,626	$26,340	$0	$60,274	$11,414,240
	30.01 - 35.00	$14,939,454	$66,510	$0	$0	$15,005,964
	35.01 - 40.00	$21,456,984	$269,218	$0	$0	$21,726,202
	40.01 - 45.00	$28,162,195	$0	$0	$0	$28,162,195
	45.01 - 50.00	$34,295,910	$166,633	$0	$0	$34,462,543
	50.01 - 55.00	$46,444,291	$0	$0	$47,202	$46,491,493
	55.01 - 60.00	$63,396,699	$0	$0	$0	$63,396,699
	60.01 - 65.00	$88,873,357	$0	$216,992	$478,893	$89,569,242
	65.01 - 70.00	$80,046,829	$0	$0	$0	$80,046,829
	70.01 - 75.00	$69,967,441	$0	$0	$0	$69,967,441
	75.01 - 80.00	$8,146,386	$0	$0	$0	$8,146,386
	> 80.00	$259,128	$0	$0	$0	$259,128
Total Newfoundland and Labrador		$489,320,049	$528,700	$402,892	$586,369	$490,838,010

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$311,275	$0	$0	$0	$311,275
Territories	20.01 - 25.00	$246,938	$0	$0	$0	$246,938
	25.01 - 30.00	$688,143	$0	$0	$0	$688,143
	30.01 - 35.00	$574,606	$0	$0	$0	$574,606
	35.01 - 40.00	$822,125	$0	$0	$0	$822,125
	40.01 - 45.00	$869,943	$0	$0	$0	$869,943
	45.01 - 50.00	$497,506	$0	$0	$0	$497,506
	50.01 - 55.00	$393,389	$0	$0	$0	$393,389
	55.01 - 60.00	$976,624	$0	$0	$0	$976,624
	60.01 - 65.00	$1,082,646	$0	$0	$0	$1,082,646
	65.01 - 70.00	$255,678	$0	$0	$0	$255,678
	70.01 - 75.00	$330,278	$0	$0	$0	$330,278
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$7,049,151	$0	$0	$0	$7,049,151

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$27,216,021	$29,664	$0	$0	$27,245,685
	20.01 - 25.00	$20,946,493	$0	$34,014	$0	$20,980,507
	25.01 - 30.00	$24,857,474	$0	$0	$53,054	$24,910,528
	30.01 - 35.00	$31,845,117	$0	$0	$22,833	$31,867,950
	35.01 - 40.00	$40,698,107	$0	$0	$186,614	$40,884,721
	40.01 - 45.00	$48,581,222	$0	$0	$360,835	$48,942,057
	45.01 - 50.00	$70,411,424	$204,860	$0	$0	$70,616,284
	50.01 - 55.00	$77,745,740	$96,780	$24,836	$0	$77,867,356
	55.01 - 60.00	$118,934,579	$22,642	$0	$130,482	$119,087,703
	60.01 - 65.00	$129,343,137	$264,118	$0	$297,851	$129,905,106
	65.01 - 70.00	$147,368,726	$31,839	$0	$162,720	$147,563,285
	70.01 - 75.00	$145,281,211	$131,432	$0	$0	$145,412,643
	75.01 - 80.00	$134,243,756	$0	$0	$530,425	$134,774,180
	> 80.00	$25,774,388	$0	$0	$137,149	$25,911,537
Total Nova Scotia		$1,043,247,395	$781,336	$58,850	$1,881,962	$1,045,969,543

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$74,423	$0	$0	$0	$74,423
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$74,423	$0	$0	$0	$74,423

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$935,919,682	$249,993	$71,262	$195,961	$936,436,899
	20.01 - 25.00	$663,909,095	$380,168	$65,554	$0	$664,354,818
	25.01 - 30.00	$891,963,292	$0	$0	$55,662	$892,018,954
	30.01 - 35.00	$1,111,568,906	$797,394	$70,639	$19,206	$1,112,456,145
	35.01 - 40.00	$1,438,711,895	$1,201,510	$621,945	$28,848	$1,440,564,199
	40.01 - 45.00	$1,816,253,837	$1,323,310	$448,310	$174,439	$1,818,199,896
	45.01 - 50.00	$2,263,365,476	$1,574,740	$115,632	$266,396	$2,265,322,245
	50.01 - 55.00	$2,575,140,803	$1,087,860	$1,233,247	$1,075,503	$2,578,537,413
	55.01 - 60.00	$2,567,575,364	$1,176,504	$787,620	$1,317,312	$2,570,856,800
	60.01 - 65.00	$2,553,787,601	$1,631,855	$526,995	$283,050	$2,556,229,500
	65.01 - 70.00	$2,594,399,756	$494,373	$438,965	$0	$2,595,333,093
	70.01 - 75.00	$1,817,207,270	$673,307	$0	$0	$1,817,880,577
	75.01 - 80.00	$409,621,504	$294,929	$0	$0	$409,916,432
	> 80.00	$9,200,755	$0	$0	$0	$9,200,755
Total Ontario		$21,648,625,236	$10,885,943	$4,380,170	$3,416,377	$21,667,307,725

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$3,691,992	$0	$0	$0	$3,691,992
Island	20.01 - 25.00	$1,984,017	$0	$0	$0	$1,984,017
	25.01 - 30.00	$4,121,521	$0	$0	$0	$4,121,521
	30.01 - 35.00	$4,357,746	$0	$0	$0	$4,357,746
	35.01 - 40.00	$4,177,262	$0	$0	$0	$4,177,262
	40.01 - 45.00	$7,421,963	$0	$0	$0	$7,421,963
	45.01 - 50.00	$9,789,936	$0	$0	$0	$9,789,936
	50.01 - 55.00	$11,715,422	$0	$0	$79,726	$11,795,148
	55.01 - 60.00	$15,930,710	$0	$0	$150,078	$16,080,788
	60.01 - 65.00	$17,234,046	$0	$0	$0	$17,234,046
	65.01 - 70.00	$17,339,991	$0	$0	$0	$17,339,991
	70.01 - 75.00	$13,540,112	$0	$0	$0	$13,540,112
	75.01 - 80.00	$1,065,225	$0	$0	$0	$1,065,225
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$112,369,941	$0	$0	$229,804	$112,599,745

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$137,434,149	$0	$27,109	$232,548	$137,693,806
	20.01 - 25.00	$98,784,750	$62,998	$0	$0	$98,847,748
	25.01 - 30.00	$132,041,487	$0	$0	$0	$132,041,487
	30.01 - 35.00	$164,067,117	$0	$688,566	$0	$164,755,683
	35.01 - 40.00	$218,354,857	$0	$0	$0	$218,354,857
	40.01 - 45.00	$256,362,580	$216,599	$0	$74,308	$256,653,487
	45.01 - 50.00	$337,956,163	$349,069	$105,175	$0	$338,410,407
	50.01 - 55.00	$395,229,075	$75,392	$293,150	$333,033	$395,930,650
	55.01 - 60.00	$469,465,532	$914,763	$21,738	$131,750	$470,533,783
	60.01 - 65.00	$582,644,517	$0	$34,202	$484,278	$583,162,996
	65.01 - 70.00	$616,345,285	$776,994	$112,578	$332,682	$617,567,539
	70.01 - 75.00	$749,967,143	$251,730	$265,169	$365,895	$750,849,937
	75.01 - 80.00	$861,928,006	$1,016,945	$89,284	$924,080	$863,958,314
	> 80.00	$77,954,295	$0	$0	$0	$77,954,295
Total Quebec		$5,098,534,958	$3,664,491	$1,636,969	$2,878,574	$5,106,714,991

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$34,108,936	$36	$0	$0	$34,108,972
	20.01 - 25.00	$27,154,278	$0	$0	$0	$27,154,278
	25.01 - 30.00	$39,571,943	$0	$176,874	$0	$39,748,817
	30.01 - 35.00	$59,376,791	$0	$0	$0	$59,376,791
	35.01 - 40.00	$70,168,096	$0	$66,150	$0	$70,234,246
	40.01 - 45.00	$98,190,193	$0	$186,889	$0	$98,377,082
	45.01 - 50.00	$124,608,144	$0	$0	$447,878	$125,056,022
	50.01 - 55.00	$175,366,825	$202,962	$0	$275,544	$175,845,331
	55.01 - 60.00	$261,028,547	$0	$203,696	$126,183	$261,358,426
	60.01 - 65.00	$284,753,737	$253,467	$120,171	$633,928	$285,761,302
	65.01 - 70.00	$309,784,890	$0	$0	$421,439	$310,206,329
	70.01 - 75.00	$189,952,740	$0	$0	$0	$189,952,740
	75.01 - 80.00	$19,115,029	$0	$0	$0	$19,115,029
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,693,180,150	$456,465	$753,780	$1,904,972	$1,696,295,367

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$796,679	$0	$0	$0	$796,679
	20.01 - 25.00	$981,356	$0	$0	$0	$981,356
	25.01 - 30.00	$1,491,874	$0	$0	$0	$1,491,874
	30.01 - 35.00	$1,553,420	$0	$0	$0	$1,553,420
	35.01 - 40.00	$1,283,840	$0	$0	$0	$1,283,840
	40.01 - 45.00	$2,691,160	$0	$0	$0	$2,691,160
	45.01 - 50.00	$1,174,135	$0	$0	$0	$1,174,135
	50.01 - 55.00	$3,725,203	$0	$0	$0	$3,725,203
	55.01 - 60.00	$8,538,149	$0	$0	$0	$8,538,149
	60.01 - 65.00	$10,563,229	$0	$0	$0	$10,563,229
	65.01 - 70.00	$2,931,113	$0	$0	$0	$2,931,113
	70.01 - 75.00	$1,996,720	$0	$0	$0	$1,996,720
	75.01 - 80.00	$423,459	$0	$0	$0	$423,459
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$38,150,337	$0	$0	$0	$38,150,337

Grand Total		$53,366,661,996	$37,183,958	$15,381,341	$36,280,908	$53,455,508,203

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.40	0.00	0.00	0.00	0.40
	20.01 - 25.00	0.31	0.00	0.00	0.00	0.31
	25.01 - 30.00	0.41	0.00	0.00	0.00	0.41
	30.01 - 35.00	0.50	0.00	0.00	0.00	0.50
	35.01 - 40.00	0.62	0.00	0.00	0.00	0.63
	40.01 - 45.00	0.82	0.00	0.00	0.00	0.83
	45.01 - 50.00	1.02	0.00	0.00	0.00	1.03
	50.01 - 55.00	1.38	0.00	0.00	0.00	1.39
	55.01 - 60.00	1.83	0.00	0.00	0.00	1.83
	60.01 - 65.00	2.22	0.00	0.00	0.00	2.22
	65.01 - 70.00	2.26	0.00	0.00	0.01	2.27
	70.01 - 75.00	1.74	0.00	0.00	0.00	1.74
	75.01 - 80.00	1.06	0.00	0.00	0.00	1.06
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Alberta		14.64	0.01	0.00	0.02	14.67

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.21	0.00	0.00	0.00	1.21
	20.01 - 25.00	0.82	0.00	0.00	0.00	0.82
	25.01 - 30.00	1.12	0.00	0.00	0.00	1.12
	30.01 - 35.00	1.40	0.00	0.00	0.00	1.40
	35.01 - 40.00	1.82	0.00	0.00	0.00	1.83
	40.01 - 45.00	2.24	0.00	0.00	0.00	2.25
	45.01 - 50.00	2.81	0.00	0.00	0.01	2.82
	50.01 - 55.00	3.19	0.00	0.00	0.00	3.19
	55.01 - 60.00	3.36	0.00	0.00	0.01	3.37
	60.01 - 65.00	2.98	0.00	0.00	0.00	2.98
	65.01 - 70.00	2.33	0.00	0.00	0.00	2.33
	70.01 - 75.00	1.23	0.00	0.00	0.00	1.23
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		24.70	0.02	0.01	0.03	24.76

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.16	0.00	0.00	0.00	0.16
	45.01 - 50.00	0.20	0.00	0.00	0.00	0.20
	50.01 - 55.00	0.27	0.00	0.00	0.00	0.27
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.41	0.00	0.00	0.00	0.41
	65.01 - 70.00	0.46	0.00	0.00	0.00	0.47
	70.01 - 75.00	0.51	0.00	0.00	0.00	0.51
	75.01 - 80.00	0.41	0.00	0.00	0.00	0.41
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		3.15	0.00	0.00	0.00	3.16

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.05
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.14	0.00	0.00	0.00	0.14
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.98	0.00	0.00	0.00	0.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.13	0.00	0.00	0.00	0.13
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.92	0.00	0.00	0.00	0.92

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.22
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.28	0.00	0.00	0.00	0.28
	70.01 - 75.00	0.27	0.00	0.00	0.00	0.27
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Nova Scotia		1.95	0.00	0.00	0.00	1.96

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.75	0.00	0.00	0.00	1.75
	20.01 - 25.00	1.24	0.00	0.00	0.00	1.24
	25.01 - 30.00	1.67	0.00	0.00	0.00	1.67
	30.01 - 35.00	2.08	0.00	0.00	0.00	2.08
	35.01 - 40.00	2.69	0.00	0.00	0.00	2.69
	40.01 - 45.00	3.40	0.00	0.00	0.00	3.40
	45.01 - 50.00	4.23	0.00	0.00	0.00	4.24
	50.01 - 55.00	4.82	0.00	0.00	0.00	4.82
	55.01 - 60.00	4.80	0.00	0.00	0.00	4.81
	60.01 - 65.00	4.78	0.00	0.00	0.00	4.78
	65.01 - 70.00	4.85	0.00	0.00	0.00	4.86
	70.01 - 75.00	3.40	0.00	0.00	0.00	3.40
	75.01 - 80.00	0.77	0.00	0.00	0.00	0.77
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Ontario		40.50	0.02	0.01	0.01	40.53

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.26	0.00	0.00	0.00	0.26
	20.01 - 25.00	0.18	0.00	0.00	0.00	0.18
	25.01 - 30.00	0.25	0.00	0.00	0.00	0.25
	30.01 - 35.00	0.31	0.00	0.00	0.00	0.31
	35.01 - 40.00	0.41	0.00	0.00	0.00	0.41
	40.01 - 45.00	0.48	0.00	0.00	0.00	0.48
	45.01 - 50.00	0.63	0.00	0.00	0.00	0.63
	50.01 - 55.00	0.74	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.88	0.00	0.00	0.00	0.88
	60.01 - 65.00	1.09	0.00	0.00	0.00	1.09
	65.01 - 70.00	1.15	0.00	0.00	0.00	1.16
	70.01 - 75.00	1.40	0.00	0.00	0.00	1.40
	75.01 - 80.00	1.61	0.00	0.00	0.00	1.62
	> 80.00	0.15	0.00	0.00	0.00	0.15
Total Quebec		9.54	0.01	0.00	0.01	9.55

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.18	0.00	0.00	0.00	0.18
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.33	0.00	0.00	0.00	0.33
	55.01 - 60.00	0.49	0.00	0.00	0.00	0.49
	60.01 - 65.00	0.53	0.00	0.00	0.00	0.53
	65.01 - 70.00	0.58	0.00	0.00	0.00	0.58
	70.01 - 75.00	0.36	0.00	0.00	0.00	0.36
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.17	0.00	0.00	0.00	3.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.07	0.00	0.00	0.00	0.07

Grand Total		99.83	0.07	0.03	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$7,951,323	0.01
	499 and below	$5,296,528	0.01
	500 - 539	$655,653	0.00
	540 - 559	$927,501	0.00
	560 - 579	$2,016,407	0.00
	580 - 599	$3,048,242	0.01
	600 - 619	$3,986,758	0.01
	620 - 639	$7,853,868	0.01
	640 - 659	$10,232,918	0.02
	660 - 679	$20,216,310	0.04
	680 - 699	$33,742,284	0.06
	700 - 719	$50,819,349	0.10
	720 - 739	$63,929,037	0.12
	740 - 759	$78,194,085	0.15
	760 - 779	$107,885,438	0.20
	780 - 799	$145,133,144	0.27
	800 and above	$1,527,981,183	2.86
Total		$2,069,870,025	3.87

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,498,760	0.01
	499 and below	$3,383,483	0.01
	500 - 539	$1,455,152	0.00
	540 - 559	$1,502,361	0.00
	560 - 579	$1,024,918	0.00
	580 - 599	$1,538,672	0.00
	600 - 619	$4,052,177	0.01
	620 - 639	$5,090,674	0.01
	640 - 659	$13,058,889	0.02
	660 - 679	$21,244,059	0.04
	680 - 699	$30,599,463	0.06
	700 - 719	$40,961,964	0.08
	720 - 739	$54,530,389	0.10
	740 - 759	$62,656,227	0.12
	760 - 779	$80,304,179	0.15
	780 - 799	$101,984,917	0.19
	800 and above	$1,040,636,711	1.95
Total		$1,467,522,994	2.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$3,664,602	0.01
	499 and below	$4,511,204	0.01
	500 - 539	$1,807,269	0.00
	540 - 559	$1,562,001	0.00
	560 - 579	$1,506,847	0.00
	580 - 599	$2,879,437	0.01
	600 - 619	$4,464,689	0.01
	620 - 639	$9,401,440	0.02
	640 - 659	$15,536,174	0.03
	660 - 679	$27,242,573	0.05
	680 - 699	$40,183,627	0.08
	700 - 719	$58,418,084	0.11
	720 - 739	$70,902,892	0.13
	740 - 759	$93,041,781	0.17
	760 - 779	$115,662,742	0.22
	780 - 799	$155,100,472	0.29
	800 and above	$1,372,394,002	2.57
Total		$1,978,279,837	3.70

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$6,118,005	0.01
	499 and below	$4,213,444	0.01
	500 - 539	$2,074,851	0.00
	540 - 559	$2,338,724	0.00
	560 - 579	$7,256,539	0.01
	580 - 599	$5,425,061	0.01
	600 - 619	$8,631,896	0.02
	620 - 639	$13,889,665	0.03
	640 - 659	$22,801,391	0.04
	660 - 679	$35,738,982	0.07
	680 - 699	$61,206,164	0.11
	700 - 719	$79,323,871	0.15
	720 - 739	$105,463,230	0.20
	740 - 759	$117,030,563	0.22
	760 - 779	$154,713,327	0.29
	780 - 799	$202,569,057	0.38
	800 and above	$1,647,553,686	3.08
Total		$2,476,348,457	4.63

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$4,039,953	0.01
	499 and below	$5,136,672	0.01
	500 - 539	$5,464,810	0.01
	540 - 559	$2,988,900	0.01
	560 - 579	$4,870,274	0.01
	580 - 599	$5,199,522	0.01
	600 - 619	$15,885,957	0.03
	620 - 639	$21,859,493	0.04
	640 - 659	$37,332,869	0.07
	660 - 679	$61,363,460	0.11
	680 - 699	$86,604,471	0.16
	700 - 719	$119,366,469	0.22
	720 - 739	$159,665,083	0.30
	740 - 759	$180,911,610	0.34
	760 - 779	$211,741,937	0.40
	780 - 799	$276,853,935	0.52
	800 and above	$1,994,710,604	3.73
Total		$3,193,996,020	5.98

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$6,606,885	0.01
	499 and below	$5,996,179	0.01
	500 - 539	$6,920,731	0.01
	540 - 559	$7,091,564	0.01
	560 - 579	$9,501,276	0.02
	580 - 599	$11,530,396	0.02
	600 - 619	$18,796,555	0.04
	620 - 639	$38,489,886	0.07
	640 - 659	$54,482,798	0.10
	660 - 679	$99,105,363	0.19
	680 - 699	$145,626,291	0.27
	700 - 719	$182,817,996	0.34
	720 - 739	$227,761,921	0.43
	740 - 759	$247,052,451	0.46
	760 - 779	$304,728,100	0.57
	780 - 799	$331,425,204	0.62
	800 and above	$2,322,806,537	4.35
Total		$4,020,740,134	7.52

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$5,359,731	0.01
	499 and below	$11,971,703	0.02
	500 - 539	$6,451,621	0.01
	540 - 559	$7,325,898	0.01
	560 - 579	$13,765,127	0.03
	580 - 599	$20,086,592	0.04
	600 - 619	$30,052,252	0.06
	620 - 639	$59,144,394	0.11
	640 - 659	$84,569,046	0.16
	660 - 679	$137,052,689	0.26
	680 - 699	$185,806,726	0.35
	700 - 719	$248,655,810	0.47
	720 - 739	$316,957,398	0.59
	740 - 759	$320,858,950	0.60
	760 - 779	$400,864,390	0.75
	780 - 799	$466,640,163	0.87
	800 and above	$2,731,723,654	5.11
Total		$5,047,286,143	9.44

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$8,821,607	0.02
	499 and below	$11,921,179	0.02
	500 - 539	$11,852,164	0.02
	540 - 559	$11,025,228	0.02
	560 - 579	$12,319,944	0.02
	580 - 599	$23,656,818	0.04
	600 - 619	$38,629,857	0.07
	620 - 639	$71,583,152	0.13
	640 - 659	$111,800,610	0.21
	660 - 679	$172,726,886	0.32
	680 - 699	$259,231,978	0.48
	700 - 719	$342,153,146	0.64
	720 - 739	$395,832,293	0.74
	740 - 759	$441,807,291	0.83
	760 - 779	$499,262,577	0.93
	780 - 799	$535,844,681	1.00
	800 and above	$2,989,505,475	5.59
Total		$5,937,974,884	11.11

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$5,358,485	0.01
	499 and below	$12,024,930	0.02
	500 - 539	$16,119,301	0.03
	540 - 559	$16,620,070	0.03
	560 - 579	$24,818,931	0.05
	580 - 599	$27,450,080	0.05
	600 - 619	$56,058,379	0.10
	620 - 639	$95,078,613	0.18
	640 - 659	$173,947,750	0.33
	660 - 679	$237,228,320	0.44
	680 - 699	$333,588,581	0.62
	700 - 719	$425,132,849	0.80
	720 - 739	$470,077,157	0.88
	740 - 759	$489,223,789	0.92
	760 - 779	$538,528,671	1.01
	780 - 799	$596,346,963	1.12
	800 and above	$3,020,772,898	5.65
Total		$6,538,375,767	12.23

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$4,096,060	0.01
	499 and below	$10,419,845	0.02
	500 - 539	$16,922,921	0.03
	540 - 559	$13,090,965	0.02
	560 - 579	$21,410,602	0.04
	580 - 599	$34,714,090	0.06
	600 - 619	$60,002,142	0.11
	620 - 639	$109,054,106	0.20
	640 - 659	$185,333,098	0.35
	660 - 679	$272,429,885	0.51
	680 - 699	$360,596,732	0.67
	700 - 719	$466,790,808	0.87
	720 - 739	$498,435,816	0.93
	740 - 759	$544,281,003	1.02
	760 - 779	$580,364,986	1.09
	780 - 799	$641,910,419	1.20
	800 and above	$2,941,140,612	5.50
Total		$6,760,994,092	12.65

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,078,729	0.00
	499 and below	$9,629,883	0.02
	500 - 539	$11,995,835	0.02
	540 - 559	$13,073,979	0.02
	560 - 579	$21,780,129	0.04
	580 - 599	$46,216,114	0.09
	600 - 619	$67,473,399	0.13
	620 - 639	$124,133,144	0.23
	640 - 659	$197,755,106	0.37
	660 - 679	$318,149,358	0.60
	680 - 699	$449,766,510	0.84
	700 - 719	$527,834,404	0.99
	720 - 739	$557,343,265	1.04
	740 - 759	$564,009,924	1.06
	760 - 779	$577,574,466	1.08
	780 - 799	$591,636,760	1.11
	800 and above	$2,484,247,106	4.65
Total		$6,564,698,109	12.28

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,481,526	0.00
	499 and below	$7,323,506	0.01
	500 - 539	$7,613,313	0.01
	540 - 559	$10,391,753	0.02
	560 - 579	$11,364,986	0.02
	580 - 599	$25,560,475	0.05
	600 - 619	$45,637,947	0.09
	620 - 639	$106,172,463	0.20
	640 - 659	$171,610,605	0.32
	660 - 679	$250,464,318	0.47
	680 - 699	$360,561,752	0.67
	700 - 719	$411,883,659	0.77
	720 - 739	$464,892,964	0.87
	740 - 759	$451,734,611	0.85
	760 - 779	$469,926,675	0.88
	780 - 799	$471,007,159	0.88
	800 and above	$1,654,046,205	3.09
Total		$4,921,673,915	9.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$473,883	0.00
	499 and below	$1,085,627	0.00
	500 - 539	$4,316,740	0.01
	540 - 559	$3,094,979	0.01
	560 - 579	$5,935,358	0.01
	580 - 599	$12,248,481	0.02
	600 - 619	$27,041,508	0.05
	620 - 639	$45,859,189	0.09
	640 - 659	$86,982,154	0.16
	660 - 679	$143,848,541	0.27
	680 - 699	$195,524,388	0.37
	700 - 719	$239,968,115	0.45
	720 - 739	$232,849,146	0.44
	740 - 759	$232,020,564	0.43
	760 - 779	$227,052,515	0.42
	780 - 799	$216,313,227	0.40
	800 and above	$662,204,902	1.24
Total		$2,336,819,314	4.37

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$137,149	0.00
	500 - 539	$0	0.00
	540 - 559	$0	0.00
	560 - 579	$497,690	0.00
	580 - 599	$973,813	0.00
	600 - 619	$2,580,278	0.00
	620 - 639	$4,889,239	0.01
	640 - 659	$8,573,773	0.02
	660 - 679	$12,688,899	0.02
	680 - 699	$16,232,826	0.03
	700 - 719	$17,631,080	0.03
	720 - 739	$17,675,088	0.03
	740 - 759	$15,779,169	0.03
	760 - 779	$13,044,524	0.02
	780 - 799	$11,452,800	0.02
	800 and above	$18,772,181	0.04
Total		$140,928,510	0.26

Grand Total		$53,455,508,203	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology
Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - November 30, 2015	Page 21 of 21